                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):      [ ]  is a restatement.
                                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkshire Hathaway Inc.
            -----------------------------
Address:    1440 Kiewit Plaza
            -----------------------------
            Omaha, NE 68131
            -----------------------------

            -----------------------------

Form 13F File Number:       28- 4545
                                -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
            ------------------------
Title:      Vice President
            ------------------------
Phone:      402-346-1400
            ------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                  May 14, 2001
---------------------------       ---------------------      ------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28- 5194                    General Re - New England Asset Management, Inc.
         -------                 -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        18
                                                    ------------
Form 13F Information Table Entry Total:                   65
                                                    ------------

Form 13F Information Table Value Total:             $ 28,451,030
                                                    ------------
                                                        (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in three securities (First Data Corporation, Gap Inc. and US Bancorporation) included in its September 30, 2000 public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NO.         FORM 13F FILE NUMBER           NAME
       1.          28-5678                        Berkshire Hathaway Life Insurance Co. of Nebraska
       2.          28-5676                        BHG Life Insurance Co.
       3.          28-719                         Blue Chip Stamps
       4.          28-554                         Buffett, Warren E.
       5.          28-1517                        Columbia Insurance Co.
       6.          28-2226                        Cornhusker Casualty Co.
       7.          28-6102                        Cypress Insurance Co.
       8.          28-852                         GEICO Corp.
       9.          28-101                         Government Employees Ins. Corp.
       10.         28-1066                        National Fire & Marine
       11.         28-718                         National Indemnity Co.
       12.         28-5006                        National Liability & Fire Ins. Co.
       13.         28-6104                        Nebraska Furniture Mart
       14.         28-717                         OBH Inc.
       15.         28-2740                        Plaza Investment Managers
       16.         28-1357                        Wesco Financial Corp.
       17.         28-3091                        Wesco Financial Ins. Co.
       18.         28-3105                        Wesco Holdings Midwest, Inc.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):     [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Life Insurance Co. of Nebraska
             ---------------------------------------------------
Address:     3024 Harney St.
             ---------------------------------------------------
             Omaha, NE 68131
             ---------------------------------------------------

             ---------------------------------------------------

Form 13F File Number:    28- 5678
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             ----------------------------
Title:       Assistant Secretary
             ----------------------------
Phone:       402-346-1400
             ----------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                 May 14, 2001
---------------------------      ----------------------    ------------
[Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        BHG Life Insurance Company
             --------------------------------
Address:     3024 Harney St.
             --------------------------------
             Omaha, NE 68131
             --------------------------------

             --------------------------------

Form 13F File Number:    28- 5676
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             -----------------------
Title:       Assistant Secretary
             -----------------------
Phone:       402-346-1400
             -----------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                   May 14, 2001
----------------------------      -----------------------     ------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Blue Chip Stamps
              ---------------------------
Address:      301 E. Colorado Blvd.
              ---------------------------
              Pasadena, CA 91101
              ---------------------------

              ---------------------------

Form 13F File Number:     28- 719
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              -----------------------
Title:        Assistant Secretary
              -----------------------
Phone:        402-346-1400
              -----------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                   May 14, 2001
----------------------------     ---------------------       ------------
[Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):     [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Warren E. Buffett
                     ----------------------
Address:             1440 Kiewit Plaza
                     ----------------------
                     Omaha, NE 68131
                     ----------------------

                     ----------------------

Form 13F File Number:   28- 554
                            ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Warren E. Buffett
                     ----------------------
Title:
                     ----------------------
Phone:               402-346-1400
                     ----------------------

Signature, Place, and Date of Signing:

(s) Warren E. Buffett                Omaha, NE                  May 14, 2001
----------------------------         ---------------------      ------------
[Signature]                          [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                                      ------------

Form 13F Information Table Entry Total:                    0
                                                      ------------

Form 13F Information Table Value Total:              $     0
                                                      ------------
                                                         (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______

       This Amendment (Check only one.):   [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Columbia Insurance Company
             -------------------------------
Address:     3024 Harney St.
             -------------------------------
             Omaha, NE 68131
             -------------------------------

             -------------------------------

Form 13F File Number:    28- 1517
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             -------------------
Title:       Treasurer
             -------------------
Phone:       402-346-1400
             -------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                   May 14, 2001
-------------------------           --------------------        ------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):     [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cornhusker Casualty Company
             -------------------------------
Address:     9290 West Dodge Rd.
             -------------------------------
             Omaha, NE 68114
             -------------------------------

             -------------------------------

Form 13F File Number:     28- 2226
                              -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             ----------------------
Title:       Assistant Secretary
             ----------------------
Phone:       402-346-1400
             ----------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                Omaha, NE                    May 14, 2001
-------------------------          -----------------------      ------------
[Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):   [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cypress Insurance Company
             ---------------------------
Address:     1825 S. Grant St.
             ---------------------------
             San Mateo, CA 94402
             ---------------------------

             ---------------------------

Form 13F File Number:    28- 6102
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             ---------------------
Title:       Assistant Secretary
             ---------------------
Phone:       402-346-1400
             ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                Omaha, NE                     May 14, 2001
--------------------------         ---------------------         ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         GEICO Corporation
              --------------------------
Address:      One GEICO Plaza
              --------------------------
              Washington, DC 20076
              --------------------------

              --------------------------

Form 13F File Number:   28- 852
                            ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles R. Davies
              -----------------------
Title:        Vice President
              -----------------------
Phone:        301-986-2652
              -----------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies                Washington, DC              May 14, 2001
------------------------------       ----------------------      ------------
[Signature]                          [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number        Name

       28- 4545                    Berkshire Hathaway Inc.
           -------                 -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Government Employees Insurance Company
             ----------------------------------------
Address:     One GEICO Plaza
             ----------------------------------------
             Washington, DC 20076-0001
             ----------------------------------------

             ----------------------------------------

Form 13F File Number:    28- 101
                             ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Charles R. Davies
             ----------------------
Title:       Vice President
             ----------------------
Phone:       301-986-2652
             ----------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies                Washington, DC               May 14, 2001
----------------------------         ----------------------       ------------
[Signature]                          [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):   [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Fire & Marine Insurance Company
             ------------------------------------------
Address:     3024 Harney St.
             ------------------------------------------
             Omaha, NE 68131
             ------------------------------------------

             ------------------------------------------

Form 13F File Number:    28- 1066
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             --------------------
Title:       Treasurer
             --------------------
Phone:       402-346-1400
             --------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                       May 14, 2001
--------------------------       --------------------            ------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Indemnity Company
             --------------------------------
Address:     3024 Harney St.
             --------------------------------
             Omaha, NE 68131
             --------------------------------

             --------------------------------

Form 13F File Number:    28- 718
                             ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             --------------------
Title:       Treasurer
             --------------------
Phone:       402-346-1400
             --------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                    May 14, 2001
---------------------------          --------------------         ------------
[Signature]                          [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Liability & Fire Insurance Company
             ---------------------------------------------
Address:     3024 Harney St.
             ---------------------------------------------
             Omaha, NE 68131
             ---------------------------------------------

             ---------------------------------------------

Form 13F File Number:    28- 5006
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             ---------------------
Title:       Treasurer
             ---------------------
Phone:       402-346-1400
             ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE                   May 14, 2001
------------------------------        ---------------------       ------------
[Signature]                           [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nebraska Furniture Mart, Inc.
             ---------------------------------
Address:     700 South 72nd Street
             ---------------------------------
             Omaha, NE 68114
             ---------------------------------

             ---------------------------------

Form 13F File Number:    28- 6104
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             ---------------------
Title:       Assistant Secretary
             ---------------------
Phone:       402-346-1400
             ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE                   May 14, 2001
---------------------------           -------------------         ------------
[Signature]                           [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         OBH Inc.
              -----------------------
Address:      1440 Kiewit Plaza
              -----------------------
              Omaha, NE 68131
              -----------------------

              -----------------------

Form 13F File Number:    28- 717
                             ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ------------------
Title:        Vice President
              ------------------
Phone:        402-346-1400
              ------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                   May 14, 2001
---------------------------         ------------------          ------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Plaza Investment Managers, Inc.
              -----------------------------------
Address:      One GEICO Plaza
              -----------------------------------
              Washington, DC 20076-0001
              -----------------------------------

              -----------------------------------

Form 13F File Number:    28- 2740
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas M. Wells
              ---------------------
Title:        Treasurer
              ---------------------
Phone:        301-986-3433
              ---------------------

Signature, Place, and Date of Signing:

(s) Thomas M. Wells                Washington, DC             May 14, 2001
-------------------------          ----------------------     ------------
[Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Financial Corporation
             -------------------------------
Address:     301 E. Colorado Blvd.
             -------------------------------
             Pasadena, CA 91101
             -------------------------------

             -------------------------------

Form 13F File Number:    28- 1357
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Jacobson
             ----------------------------------
Title:       Vice President
             ----------------------------------
Phone:       626-585-6700
             ----------------------------------

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson                Pasadena, CA                May 14, 2001
-----------------------------          ---------------------       ------------
[Signature]                            [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Wesco Financial Insurance Company
              ------------------------------------
Address:      3024 Harney St
              ------------------------------------
              Omaha, NE 68131
              ------------------------------------

              ------------------------------------

Form 13F File Number:    28- 3091
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ----------------------------------
Title:        Assistant Secretary
              ----------------------------------
Phone:        402-346-1400
              ----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                   May 14, 2001
----------------------------        ------------------          ------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28- 4545                         Berkshire Hathaway Inc.
           -------                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Holdings Midwest, Inc.
             --------------------------------
Address:     1440 Kiewit Plaza
             --------------------------------
             Omaha, NE 68131
             --------------------------------

             --------------------------------

Form 13F File Number:    28- 3105
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             ------------------
Title:       Treasurer
             ------------------
Phone:       402-346-1400
             ------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                   May 14, 2001
----------------------------         --------------------        ------------
[Signature]                          [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number             Name

       28-   4545                       Berkshire Hathaway Inc.
             ----                       -----------------------

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2001


                                                                     Column 6
                                                               Investment Discretion                                  Column 8
                                        Column 4    Column 5   ---------------------                             Voting Authority
               Column 2   Column 3       Market     Shares or           (b)     (c)      Column 7                ----------------
Column 1       Title of     CUSIP        Value      Principal   (a)   Shared- Shared-     Other                 (a)       (b)    (c)
Name of Issuer  Class      Number    (In Thousands)  Amount $   Sole  Defined  Other     Managers               Sole    Shared  None
-------------- --------   --------   -------------  ---------   ----  ------- ------     --------               ----    ------  ----
American
 Express Co.     Com     025816 10 9     711,409    17,225,400           X            4, 5, 14               17,225,400
                                         330,178     7,994,634           X            4, 10, 14               7,994,634
                                       4,966,568   120,255,879           X            4, 11, 14             120,255,879
                                          80,250     1,943,100           X            4, 3, 14, 16, 17, 18    1,943,100
                                          57,808     1,399,713           X            4, 13, 14               1,399,713
                                         115,309     2,791,974           X            4, 14                   2,791,974
Block H & R      Com     093671 10 5     394,703     7,884,600           X            4, 11, 14               7,884,600
Citigroup        Com     172967 10 1         225         5,000           X            4, 1, 2, 6, 11, 14          5,000
                                         170,225     3,784,461           X            4, 11, 14               3,784,461
Coca Cola        Com     191216 10 0      18,064       400,000           X            4, 14                     400,000
                                          80,204     1,776,000           X            4, 12, 14               1,776,000
                                         325,405     7,205,600           X            4, 3, 14, 16, 17, 18    7,205,600
                                       1,812,795    40,141,600           X            4, 5, 14               40,141,600
                                       6,319,943   139,945,600           X            4, 11, 14             139,945,600
                                         412,726     9,139,200           X            4, 10, 14               9,139,200
                                          41,186       912,000           X            4, 7, 14                  912,000
                                          21,677       480,000           X            4, 13, 14                 480,000
Dun &
 Bradstreet
 Corp.           Com     26483E 10 0     190,133     8,070,150           X            4, 11, 14               8,070,150
                                          92,587     3,929,850           X            4, 8, 9, 11, 14, 15     3,929,850
GATX Corp.       Com     361448 10 3     192,798     4,540,700           X            4, 11, 14               4,540,700
                                         118,888     2,800,000           X            4, 8, 9, 11, 14, 15     2,800,000
GPU Inc.         Com     36225X 10 0     159,893     4,921,300           X            4, 11, 14               4,921,300
Gannett Inc.     Com     364730 10 1     217,190     3,636,800           X            4, 11, 14               3,636,800
General
 Dynamics
 Corp.           Com     369550 10 8      13,939       222,177           X            4, 10, 14                 222,177
The Gillette
 Co.             Com     375766 10 2   1,870,200    60,000,000           X            4, 11, 14              60,000,000
                                         648,336    20,800,000           X            4, 5, 14               20,800,000
                                         199,488     6,400,000           X            4, 10, 14               6,400,000
                                         199,488     6,400,000           X            4, 3, 14, 16, 17, 18    6,400,000
                                          24,936       800,000           X            4, 12, 14                 800,000
                                          49,872     1,600,000           X            4, 7, 14                1,600,000
Great Lakes
 Chemical Corp.  Com     390568 10 3     213,603     6,948,700           X            4, 8, 9, 11, 14, 15     6,948,700
                                      ----------
                                      20,050,026
                                      ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2001


                                                                     Column 6
                                                               Investment Discretion                                 Column 8
                                          Column 4   Column 5  ---------------------                             Voting Authority
                 Column 2   Column 3       Market    Shares or         (b)     (c)        Column 7               ----------------
Column 1         Title of     CUSIP      Value (In   Principal  (a)   Shared- Shared-       Other              (a)      (b)     (c)
Name of Issuer     Class     Number      Thousands)   Amount $  Sole  Defined  Other       Managers           Sole    Shared    None
--------------     -----     ------      ----------   --------  ----  -------  -----       --------           ----    ------    ----
Jones Apparel
 Group Inc.         Com    480074 10 3    512,496   13,558,100           X            4, 8, 9, 11, 14, 15  13,558,100
La-Z-Boy            Com    505336 10 7        963       54,100           X            4, 11, 14                54,100
M & T Bank
 Corporation        Com    55261F 10 4    419,194    5,997,060           X            4, 11, 14             5,997,060
                                           38,165      546,000           X            4, 8, 9, 11, 14, 15     546,000
                                           11,582      165,700           X            4, 10, 14               165,700
Moody's             Com    615369 10 5    444,827   16,140,300           X            4, 11, 14            16,140,300
                                          216,613    7,859,700           X            4, 8, 9, 11, 14, 15   7,859,700
Mueller
 Industries         Com    624756 10 2     96,636    3,216,900           X            4, 11, 14             3,216,900
Sealed Air
 Corporation        Com    81211K 10 0    131,730    3,952,300           X            4, 11, 14             3,952,300
                  PFD CVA  81211K 20 9     25,006      679,500           X            4, 11, 14               679,500
Shaw
 Communications
 Inc.              C1 B    82028K 20 0    374,446   18,911,400           X            4, 8, 9, 11, 14, 15  18,911,400
                                           19,800    1,000,000           X            4, 8, 11, 14, 15      1,000,000
Sun Trusts
 Banks Inc.         Com    867914 10 3    374,634    5,781,400           X            4, 11, 14             5,781,400
                                           55,728      860,000           X            4, 5, 14                860,000
Superior
 Industries Int'l   Com    868168 10 F      6,202      179,400           X            4, 8, 9, 11, 14         179,400
Torchmark Corp.     Com    891027 10 4      8,264      212,834           X            4, 1, 11, 14            212,834
                                           17,463      449,728           X            4, 5, 14                449,728
                                           29,946      771,200           X            4, 11, 14               771,200
                                           24,840      639,700           X            4, 10, 14               639,700
USG Corporation     Com    903293 40 5     99,320    6,500,000           X            4, 11, 14             6,500,000
Washington Post
 Co.               C1 B    939640 10 8    516,908      894,304           X            4, 11, 14                              894,304
                                           85,724      148,311           X            4, 1, 2, 6, 11, 14                     148,311
                                          374,639      648,165           X            4, 10, 14                              648,165
                                           21,377       36,985           X            4, 12, 14                               36,985
Wells Fargo &
 Co. Del            Com    949746 10 1    629,673   12,728,390           X            4, 5, 14             12,728,390
                                            7,420      150,000           X            4, 7, 14                150,000
                                           50,539    1,021,600           X            4, 3, 14, 16, 17, 18  1,021,600
                                            5,984      120,970           X            4, 10, 14               120,970
                                           29,922      604,860           X            4, 13, 14               604,860
                                           68,961    1,394,000           X            4, 12, 14             1,394,000
                                           42,050      850,000           X            4, 14                   850,000
                                        1,889,831   38,201,560           X            4, 11, 14            38,201,560
Wesco Finl Corp.    Com    950817 10 6  1,750,848    5,703,087           X            4, 3, 14              5,703,087
Zenith National
 Ins. Corp.         Com    989390 10 9     19,273      816,655           X            4, 11, 14               816,655
                                      -----------
                                        8,401,004
                                      -----------
     GRAND TOTAL                      $28,451,030
                                      ===========